Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 282,922	¥ 351,493	¥ 554,919	¥ 712,316
Consolidated, Income (loss) before income taxes		467	83,039	14,110	160,482
Consolidated, Long-lived assets		428,473		428,473		¥ 423,949
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	41,931	54,250	95,033	120,012
Consolidated, Income (loss) before income taxes		(21,576)	(1,460)	(23,260)	6,414
Consolidated, Long-lived assets		124,270		124,270		117,323
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	34,181	47,991	69,801	91,922
Consolidated, Income (loss) before income taxes		(11,634)	(1,354)	(16,799)	891
Consolidated, Long-lived assets		68,250		68,250		67,010
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	10,423	15,262	19,916	32,344
Consolidated, Income (loss) before income taxes		1,033	3,665	201	9,012
Consolidated, Long-lived assets		11,766		11,766		8,613
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	86,535	117,503	184,750	244,278
Consolidated, Income (loss) before income taxes		(32,177)	851	(39,858)	16,317
Consolidated, Long-lived assets		204,286		204,286		192,946
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	196,387	233,990	370,169	468,038
Consolidated, Income (loss) before income taxes		32,644	¥ 82,188	53,968	¥ 144,165
Consolidated, Long-lived assets		¥ 224,187		¥ 224,187		¥ 231,003

[1]	There is no revenue derived from transactions with a single major external customer.